General Information	6 Months Ended
Jun. 30, 2015
General Information [Abstract]
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2014 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 23, 2015 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2015 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015. A discussion of the Company's significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2014, as filed on Form 20-F on March 23, 2015.

The consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary. As at June 30, 2015, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Lemongina Inc.	Marshall Islands	Apl Garnet	Marshall Islands	4,729	Aug-95	Nov-12	-
4	Rongerik Shipping Company Inc.	Marshall Islands	Cap Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
5	Utirik Shipping Company Inc.	Marshall Islands	Cap Doukato	Marshall Islands	3,739	Feb-02	Feb-12	-
6	Nauru Shipping Company Inc.	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	-
7	Dud Shipping Company Inc.	Marshall Islands	Pamina (ex Santa Pamina)	Marshall Islands	5,042	May-05	Nov-14	-
8	Kapa Shipping Company Inc.	Marshall Islands	YM Los Angeles	Marshall Islands	4,923	Dec-06	Apr-15	-
9	Mago Shipping Company Inc.	Marshall Islands	YM New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Post-Panamax Vessels
10	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
11	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
12	Delap Shipping Company Inc.	Marshall Islands	YM March	Marshall Islands	5,576	May-04	Sep-14	-
13	Jabor Shipping Company Inc.	Marshall Islands	YM Great	Marshall Islands	5,576	Apr-04	Oct-14	-
Vessel Owning Subsidiaries - Sold Vessels
14	Ralik Shipping Company Inc.	Marshall Islands	Madrid	Marshall Islands	4,206	Oct-89	Jun-11	Apr-13
15	Mili Shipping Company Inc.	Marshall Islands	Malacca	Marshall Islands	4,714	Nov-90	Jun-11	May-13
16	Ebon Shipping Company Inc.	Marshall Islands	Merlion	Marshall Islands	4,714	Mar-90	Jun-11	May-13
17	Micronesia Shipping Company Inc.	Marshall Islands	Spinel	Marshall Islands	4,729	Jan-96	Mar-12	Dec-13
18	Mejit Shipping Company Inc.	Marshall Islands	Sardonyx	Marshall Islands	4,729	Jun-95	Feb-12	Feb-14
Other Subsidiaries
19	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
20	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel plus a technical management fee of $15 per vessel per month for employed vessels and $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. The management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions.

During the six months ended June 30, 2015 and 2014, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2015	2014
A	23%	-
B	10%	26%
C	28%	32%
D	14%	19%
E	13%	15%